3. SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2013
Significant Accounting Policies Tables
Office equipment
	December 31, 2013	December 31, 2012
Office equipment	$11,614	$11,614
Accumulated depreciation	(11,614)	(11,614)
Net book value	$–	$–

Stock Option Plans
	2013	2012	2011
Dividend yield	0%	0%	0%
Expected volatility	144.2%	152.6%	106.5%
Risk-free rate	2.77%	1.67%	0.92%
Expected life in years	8.5	10	9

Liabilities measured at fair value

December 31, 2013:

	Level 1	Level 2	Level 3	Total
Derivative liability	$–	$–	$5,178,906	$5,178,906

December 31, 2012:

	Level 1	Level 2	Level 3	Total
Derivative liability	$–	$–	$2,342,989	$2,342,989